Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment reporting [Abstract]
Information for Operating Segments	There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follow:

	Specialized maritime division	Logistics division	Ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated

December 31, 2021
Revenue	$964,096	$208,793	$25,327	$153,497	$-	$1,351,713
Costs and expenses	(867,698)	(170,946)	(49,761)	(112,989)	-	(1,201,394)
Corporate expenses	-	-	-	-	(73,838)	(73,838)
Depreciation and amortization	(23,035)	(21,936)	(11,308)	(56,478)	(4,445)	(117,202)
Transportation profit (loss)	$73,363	$15,911	$(35,742)	$(15,970)	$(78,283)	$(40,721)
Costs, expenses and revenue not allocated						(207,333)
Net profit for the year						$(248,054)

Total assets by operating segment	$1,302,260	$286,886	$1,472,444	$614,336	$-	$3,675,926
Shared assets	-	-	-	-	36,344	36,344
Total assets	$1,302,260	$286,886	$1,472,444	$614,336	$36,344	$3,712,270

Total liabilities by operating segment	$710,278	$193,186	$404,992	$438,572	$-	$1,747,028
Shared liabilities	-	-	-	-	146,144	146,144
Total liabilities	$710,278	$193,186	$404,992	$438,572	$146,144	$1,893,172

Total capital expenditures by segment	$63,709	$54	$11,705	$-	$-	$75,468
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$63,709	$54	$11,705	$-	$-	$75,468
December 31, 2020
Revenue	$751,225	$243,825	$69,189	$139,042	$-	$1,203,281
Costs and expenses	(634,919)	(217,699)	(74,521)	(110,309)	-	(1,037,448)
Corporate expenses	-	-	-	-	(96,345)	(96,345)
Depreciation and amortization	(41,764)	(22,571)	(15,423)	(45,261)	(16,032)	(141,051)
Transportation profit (loss)	$74,542	$3,555	$(20,755)	$(16,528)	$(112,377)	$(71,563)
Costs, expenses and revenue not allocated						(331,593)
Net profit for the year						$(403,156)

Total assets by operating segment	$1,060,473	$250,188	$1,664,819	$539,521	$-	$3,515,001
Shared assets	-	-	-	-	515,546	515,546
Total assets	$1,060,473	$250,188	$1,664,819	$539,521	$515,546	$4,030,547

Total liabilities by operating segment	$363,098	$141,723	$498,233	$345,091	$-	$1,348,145
Shared liabilities	-	-	-	-	434,994	434,994
Total liabilities	$363,098	$141,723	$498,233	$345,091	$434,994	$1,783,139

Total capital expenditures by segment	$7,608	$33	$5,137	$4,086	$-	$16,864
Shared capital expenditures	-	-	-	-	11,511	11,511
Total capital expenditures	$7,608	$33	$5,137	$4,086	$11,511	$28,375

	Specialized maritime division	Logistics division	Ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated

December 31, 2019
Revenue	$868,505	$265,472	$169,839	$171,867	$-	$1,475,683
Costs and expenses	(652,157)	(232,386)	(122,882)	(132,792)	-	(1,140,217)
Corporate expenses	-	-	-	-	(173,726)	(173,726)
Depreciation and amortization	(66,306)	(19,474)	(15,186)	(41,516)	(40,398)	(182,880)
Transportation profit (loss)	$150,042	$13,612	$31,771	$(2,441)	$(214,124)	$(21,140)
Costs, expenses and revenue not allocated						52,432
Net profit for the year						$31,292

Total assets by operating segment	$1,285,751	$266,079	$1,763,135	$386,418	$-	$3,701,383
Shared assets	-	-	-	-	862,392	862,392
Total assets	$1,285,751	$266,079	$1,763,135	$386,418	$862,392	$4,563,775

Total liabilities by operating segment	$431,893	$158,203	$567,030	$173,616	$-	$1,330,742
Shared liabilities	-	-	-	-	810,241	810,241
Total liabilities	$431,893	$158,203	$567,030	$173,616	$810,241	$2,140,983

Total capital expenditures by segment	$12,048	$598	$24,086	$494	$-	$37,226
Shared capital expenditures	-	-	-	-	11,055	11,055
Total capital expenditures	$12,048	$598	$24,086	$494	$11,055	$48,281